Long-Term Investment - Schedule of Equity Investments Without Readily Determinable Fair Value Measured (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Long-Term Investment [Abstract]
Balance at beginning of the year			$ 22,395
Investment in Wuhan Qiyunshilian
Transfer of investment in Wuhan Qiyunshilian
Business combination achieved in stages			20,686
Change of accounting method	23,032,693	23,083,197	23,083,197
Investment classified as held for sale asset			(23,083,197)
Provision for impairment	(23,032,693)	(23,032,693)
Effects of foreign exchange rate		(50,504)	(1,709)
Balance at end of the year